UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23312)

Tidal Trust III
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Tidal Trust III
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700
Registrant’s telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: July 31, 2025

Item 1. Reports to Stockholders.

Intech S&P Large Cap Diversified Alpha ETF Tailored Shareholder Report

semi-annual Shareholder Report July 31, 2025 Intech S&P Large Cap Diversified Alpha ETF Ticker: LGDX (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Intech S&P Large Cap Diversified Alpha ETF (the "Fund") for the period February 27, 2025 (the Fund's “Inception”) to July 31, 2025. You can find additional information about the Fund at https://www.IntechETFs.com. You can also request this information by contacting us at (833) 933-2083 or by writing to the Intech S&P Large Cap Diversified Alpha ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs since inception?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intech S&P Large Cap Diversified Alpha ETF	$11	0.25%

Key Fund Statistics

(as of July 31, 2025)

Fund Size (Thousands)	$98,916
Number of Holdings	240
Total Advisory Fee	$79,476
Portfolio Turnover Rate	43%

Sector Type - Investments
(% of Total Net Assets)

Technology
30.7%
Financials
13.6%
Communications
12.7%
Consumer Discretionary
11.7%
Health Care
8.5%
Industrials
5.3%
Consumer Staples
5.1%
Energy
3.6%
Utilities
3.6%
Real Estate
2.7%
Materials
2.1%
Cash & Other
0.4%

What did the Fund invest in?

(as of July 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
NVIDIA Corp.	7.9
Microsoft Corp.	5.3
Meta Platforms, Inc.	4.8
Amazon.com, Inc.	4.8
Apple, Inc.	4.4
Broadcom, Inc.	3.2
Netflix, Inc.	2.4
Tesla, Inc.	2.1
Adobe, Inc.	1.9
Progressive Corp.	1.7

How Has the Fund Changed?

Effective February 27, 2025, the Intech U.S. Enhanced Plus Fund LLC reorganized into the Intech S&P Large Cap Diversified Alpha ETF.For financial reporting purposes, assets received, and shares issued by the LGDX ETF were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund were carried forward to align ongoing reporting of the Acquiring Fund realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Changes in and Disagreements with Accountants

In connection with the reorganization on February 27, 2025, the Tidal Trust III Audit Committee approved the decision to appoint Tait, Weller & Baker as the Fund's independent registered public accounting firm.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.IntechETFs.com.

Intech S&P Small-Mid Cap Diversified Alpha ETF Tailored Shareholder Report

semi-annual Shareholder Report July 31, 2025 Intech S&P Small-Mid Cap Diversified Alpha ETF Ticker: SMDX (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Intech S&P Small-Mid Cap Diversified Alpha ETF (the "Fund") for the period February 27, 2025 (the Fund's "Inception") to July 31, 2025. You can find additional information about the Fund at https://www.IntechETFs.com. You can also request this information by contacting us at (833) 933-2083 or by writing to the Intech S&P Small-Mid Cap Diversified Alpha ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs since inception?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intech S&P Small-Mid Cap Diversified Alpha ETF	$15	0.35%

Key Fund Statistics

(as of July 31, 2025)

Fund Size (Thousands)	$81,235
Number of Holdings	549
Total Advisory Fee	$89,331
Portfolio Turnover Rate	61%

Sector Type - Investments
(% of Total Net Assets)

Financials 18.6%
Industrials 18.3%
Consumer Discretionary 15.4%
Technology 12.8%
Health Care 9.4%
Consumer Staples 6.0%
Real Estate 5.9%
Materials 5.9%
Energy 4.9%
Communications 1.7%
Utilities 0.7%
Cash & Other 0.4%

What did the Fund invest in?

(as of July 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
EMCOR Group, Inc.	2.5
Interactive Brokers Group, Inc.	1.9
Tenet Healthcare, Corp.	1.3
Jones Lang LaSalle, Inc.	1.3
Sprouts Farmers Market, Inc.	1.2
Jefferies Financial Group, Inc.	1.1
DT Midstream, Inc.	1.1
Universal Display Corp.	1.0
Exelixis, Inc.	1.0
Antero Resources Corp.	0.9

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.IntechETFs.com.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

 1

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

July 31, 2025

Tidal Trust III

Intech S&P Large Cap Diversified Alpha ETF	| LGDX | NYSE Arca, Inc.
Intech S&P Small-Mid Cap Diversified Alpha ETF	| SMDX | NYSE Arca, Inc.

Intech ETFs

Intech S&P Large Cap Diversified Alpha ETF

Schedule of Investments

July 31, 2025 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Banking - 1.9%
Bank of America Corp.	148	$6,996
Citigroup, Inc.	224	20,989
Citizens Financial Group, Inc.	3,268	155,949
Huntington Bancshares, Inc.	5,507	90,480
JPMorgan Chase & Co.	1,244	368,522
KeyCorp	6,948	124,508
M&T Bank Corp.	258	48,685
PNC Financial Services Group, Inc.	102	19,407
Regions Financial Corp.	2,076	52,585
Wells Fargo & Co.	12,628	1,018,196
		1,906,317

Consumer Discretionary Products - 5.2%
Aptiv PLC(a)	5,992	411,291
Deckers Outdoor Corp.(a)	3,655	388,051
Ford Motor Co.	21,608	239,201
General Motors Co.	21,835	1,164,679
Masco Corp.	3,484	237,365
Nike, Inc. - Class B	1,880	140,417
Ralph Lauren Corp. - Class A	678	202,553
Tapestry, Inc.	2,299	248,361
Tesla, Inc.(a)	6,838	2,107,950
		5,139,868

Consumer Discretionary Services - 0.9%
Chipotle Mexican Grill, Inc. - Class A(a)	16,575	710,736
McDonald’s Corp.	12	3,601
Norwegian Cruise Line Holdings Ltd.(a)	8,233	210,436
Royal Caribbean Cruises Ltd.	4	1,271
Starbucks Corp.	55	4,904
		930,948

Consumer Staple Products - 2.9%
Altria Group, Inc.	10,704	663,006
Campbell’s Co.	1,717	54,806
Coca-Cola Co.	136	9,233
Colgate-Palmolive Co.	13,872	1,163,167
Conagra Brands, Inc.	1,276	23,300
General Mills, Inc.	356	17,437
Hershey Co.	59	10,982
J.M. Smucker Co.	127	13,632
Kellanova	212	16,924
Kenvue, Inc.	886	18,996
Lamb Weston Holdings, Inc.	167	9,531

The accompanying notes are an integral part of these financial statements.

McCormick & Co., Inc.	607	$42,872
Molson Coors Beverage Co. - Class B	5,919	288,374
Mondelez International, Inc. - Class A	25	1,617
PepsiCo, Inc.	109	15,033
Philip Morris International, Inc.	2,935	481,487
Procter & Gamble Co.	124	18,658
Tyson Foods, Inc. - Class A	970	50,731
		2,899,786

Financial Services - 5.8%
American Express Co.	3,349	1,002,389
Bank of New York Mellon Corp.	7,894	800,846
Blackrock, Inc.	4	4,424
Cboe Global Markets, Inc.	1,187	286,115
Charles Schwab Corp.	1,014	99,098
CME Group, Inc. - Class A	638	177,543
Coinbase Global, Inc. - Class A(a)	245	92,551
FactSet Research Systems, Inc.	130	52,377
Fair Isaac Corp.(a)	411	590,492
Fidelity National Information Services, Inc.	1,095	86,954
Fiserv, Inc.(a)	2,098	291,496
Global Payments, Inc.	812	64,920
Goldman Sachs Group, Inc.	1,758	1,272,071
Intercontinental Exchange, Inc.	213	39,369
Jack Henry & Associates, Inc.	263	44,661
MarketAxess Holdings, Inc.	1,208	248,244
Mastercard, Inc. - Class A	7	3,965
Morgan Stanley	115	16,383
PayPal Holdings, Inc.(a)	525	36,099
S&P Global, Inc.	7	3,858
Synchrony Financial	5,797	403,877
Verisk Analytics, Inc. - Class A	23	6,410
Visa, Inc. - Class A	435	150,280
		5,774,422

Health Care - 8.5%
Abbott Laboratories, ADR	26	3,281
AbbVie, Inc.	56	10,585
Amgen, Inc.	413	121,876
Boston Scientific Corp.(a)	7,500	786,900
Bristol-Myers Squibb Co.	197	8,532
Cardinal Health, Inc.	474	73,574
Cencora, Inc.	157	44,915
Centene Corp.(a)	2,125	55,399
Cigna Group	268	71,658
CVS Health Corp.	117	7,266
DaVita, Inc.(a)	184	25,828
Dexcom, Inc.(a)	4,110	331,965
Elevance Health, Inc.	262	74,167
Eli Lilly & Co.	1,965	1,454,237
GE HealthCare Technologies, Inc.	7,386	526,769

The accompanying notes are an integral part of these financial statements.

Gilead Sciences, Inc.	1,763	$197,967
HCA Healthcare, Inc.	2,195	777,008
Hologic, Inc.(a)	424	28,332
Humana, Inc.	363	90,703
Incyte Corp.(a)	1,148	85,974
Intuitive Surgical, Inc.(a)	542	260,751
Johnson & Johnson	22	3,624
McKesson Corp.	381	264,239
Medtronic PLC	201	18,138
Merck & Co., Inc.	19,134	1,494,748
Pfizer, Inc.	348	8,105
Quest Diagnostics, Inc.	159	26,618
Regeneron Pharmaceuticals, Inc.	49	26,727
ResMed, Inc.	345	93,819
Solventum Corp(a)	1,677	119,671
Thermo Fisher Scientific, Inc.	7	3,274
UnitedHealth Group, Inc.	3,946	984,764
Universal Health Services, Inc. - Class B	1,917	319,085
		8,400,499

Industrial Products - 2.8%
3M Co.	3,504	522,867
Axon Enterprise, Inc.(a)	153	115,590
Caterpillar, Inc.	1,552	679,807
Emerson Electric Co.	31	4,511
GE Vernova, Inc.	11	7,263
General Electric Co.	1,056	286,260
Lockheed Martin Corp.	665	279,952
Northrop Grumman Corp.	163	93,987
Veralto Corp.	7,430	778,887
		2,769,124

Industrial Services - 2.5%
CH Robinson Worldwide, Inc.	54	6,227
Cintas Corp.	564	125,518
Delta Air Lines, Inc.	4,237	225,451
FedEx Corp.	4,590	1,025,819
Jacobs Solutions, Inc.	2,946	417,949
Norfolk Southern Corp.	15	4,170
United Airlines Holdings, Inc.(a)	4,145	366,045
United Parcel Service, Inc. - Class B	1,363	117,436
United Rentals, Inc.	254	224,267
Waste Management, Inc.	16	3,667
		2,516,549

Insurance - 5.8%
Aflac, Inc.	2,037	202,396
Allstate Corp.	2,316	470,727
American International Group, Inc.	571	44,327
Aon PLC - Class A	1,563	555,975
Arch Capital Group Ltd.	2,803	241,226

The accompanying notes are an integral part of these financial statements.

Arthur J. Gallagher & Co.	5	$1,436
Assurant, Inc.	1,641	307,359
Berkshire Hathaway, Inc. - Class B(a)	35	16,516
Brown & Brown, Inc.	3,604	329,297
Chubb Ltd.	47	12,504
Cincinnati Financial Corp.	258	38,058
Erie Indemnity Co. - Class A	953	339,497
Everest Group Ltd.	1,068	358,634
Globe Life, Inc.	708	99,453
Hartford Financial Services Group, Inc.	997	124,017
Loews Corp.	594	53,781
Progressive Corp.	7,148	1,730,102
Travelers Cos., Inc.	1,871	486,909
W.R. Berkley Corp.	2,119	145,808
Willis Towers Watson PLC	693	218,856
		5,776,878

Materials - 2.0%
Air Products and Chemicals, Inc.	33	9,500
Ball Corp.	4,442	254,349
CF Industries Holdings, Inc.	5,307	492,649
Linde PLC	313	144,061
Newmont Corp.	1,631	101,285
Nucor Corp.	2,262	323,624
Packaging Corp. of America	1,752	339,450
Steel Dynamics, Inc.	2,485	316,987
		1,981,905

Media - 12.7%
Alphabet, Inc. - Class A	5,442	1,044,320
Alphabet, Inc. - Class C	4,432	854,756
Booking Holdings, Inc.	199	1,095,308
Comcast Corp. - Class A	7,748	257,466
Expedia Group, Inc. - Class A	1,878	338,453
Fox Corp. - Class A	4,881	272,165
GoDaddy, Inc. - Class A(a)	4,482	724,202
Match Group, Inc.	1,298	44,482
Meta Platforms, Inc. - Class A	6,190	4,787,594
Netflix, Inc.(a)	2,085	2,417,349
Uber Technologies, Inc.(a)	3,000	263,250
VeriSign, Inc.	1,228	330,172
Walt Disney Co.	777	92,548
		12,522,065

Oil & Gas - 3.7%
APA Corp.	2,001	38,599
Chevron Corp.	24	3,639
EOG Resources, Inc.	149	17,883
Exxon Mobil Corp.	13,586	1,516,741
Halliburton Co.	905	20,272
ONEOK, Inc.	9,623	790,145

The accompanying notes are an integral part of these financial statements.

Targa Resources Corp.	3,981	$662,478
Valero Energy Corp.	760	104,356
Williams Cos., Inc.	7,592	455,140
		3,609,253

Real Estate - 2.7%
American Tower Corp. - REIT	7	1,459
CBRE Group, Inc. - Class A(a)	8,418	1,311,019
Digital Realty Trust, Inc. - REIT	111	19,585
Equinix, Inc. - REIT	1,120	879,390
Extra Space Storage Inc - REIT	940	126,299
Iron Mountain, Inc. - REIT	698	67,957
Simon Property Group, Inc. - REIT	368	60,275
Ventas, Inc. - REIT	1,134	76,182
Welltower, Inc. - REIT	700	115,549
		2,657,715

Retail & Wholesale - Discretionary - 5.6%
Amazon.com, Inc.(a)	20,102	4,706,079
AutoZone, Inc.(a)	12	45,221
CarMax, Inc.(a)	4,146	234,705
Copart, Inc.(a)	2,294	103,987
eBay, Inc.	4,267	391,497
Home Depot, Inc.	9	3,308
Lowe’s Cos., Inc.	15	3,354
Lululemon Athletica, Inc.(a)	174	34,892
TJX Cos., Inc.	16	1,992
		5,525,035

Retail & Wholesale - Staples - 2.2%
Bunge Global SA	2,183	174,116
Costco Wholesale Corp.	446	419,079
Dollar General Corp.	1,307	137,104
Dollar Tree, Inc.	404	45,874
Kroger Co.	3,386	237,359
Target Corp.	2,240	225,120
Walmart, Inc.	9,063	887,993
		2,126,645

Software & Tech Services - 13.6%
Accenture PLC - Class A	1,218	325,328
Adobe, Inc.(a)	5,171	1,849,615
Akamai Technologies, Inc.(a)	1,365	104,163
Autodesk, Inc.(a)	14	4,244
EPAM Systems, Inc.(a)	181	28,546
Fortinet, Inc.(a)	14,198	1,418,380
Gartner, Inc.(a)	71	24,044
Gen Digital, Inc.	5,019	148,010
International Business Machines Corp.	1,710	432,887
Intuit, Inc.	24	18,843
Leidos Holdings, Inc.	3,423	546,482

The accompanying notes are an integral part of these financial statements.

Microsoft Corp.	9,793	$5,224,565
Oracle Corp.	2,305	584,940
Palantir Technologies, Inc. - Class A(a)	7,462	1,181,608
Palo Alto Networks, Inc.(a)	1,875	325,500
Roper Technologies, Inc.	23	12,659
Salesforce, Inc.	4,545	1,174,110
Workday, Inc. - Class A(a)	196	44,958
		13,448,882

Tech Hardware & Semiconductors - 17.2%
Advanced Micro Devices, Inc.(a)	55	9,697
Apple, Inc.	20,958	4,350,252
Broadcom, Inc.	10,750	3,157,275
Cisco Systems, Inc.	7,641	520,199
Corning, Inc.	9,870	624,179
F5, Inc.(a)	1,421	445,370
Intel Corp.	401	7,940
Motorola Solutions, Inc.	3	1,317
NVIDIA Corp.	43,956	7,818,454
QUALCOMM, Inc.	198	29,058
Texas Instruments, Inc.	19	3,440
		16,967,181

Telecommunications - 0.0%(b)
AT&T, Inc.	303	8,305
Verizon Communications, Inc.	231	9,878
		18,183

Utilities - 3.6%
Alliant Energy Corp.	699	45,442
CenterPoint Energy, Inc.	1,629	63,238
CMS Energy Corp.	420	30,996
Consolidated Edison, Inc.	3,103	321,160
Constellation Energy Corp.	342	118,961
Edison International	10,274	535,481
Evergy, Inc.	748	52,958
Exelon Corp.	508	22,829
FirstEnergy Corp.	695	29,683
NextEra Energy, Inc.	3,324	236,203
NiSource, Inc.	6,379	270,789
NRG Energy, Inc.	2,983	498,758
PG&E Corp.	47,440	665,109
Pinnacle West Capital Corp.	692	62,709
Vistra Corp.	2,759	575,362
WEC Energy Group, Inc.	132	14,399
Xcel Energy, Inc.	290	21,298
		3,565,375

TOTAL COMMON STOCKS (Cost $86,118,274)		98,536,630

The accompanying notes are an integral part of these financial statements.

MONEY MARKET FUND - 0.4%	Shares	Value
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 4.214%(c)	364,810	$364,810

TOTAL MONEY MARKET FUND (Cost $364,810)		364,810

TOTAL INVESTMENTS - 100.0% (Cost $86,483,084)		$98,901,440
Other Assets in Excess of Liabilities - 0.0%(b)		14,203
TOTAL NET ASSETS - 100.0%		$98,915,643

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Does not round to 0.1% or (0.1)%, as applicable.
(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

The accompanying notes are an integral part of these financial statements.

Intech S&P Small-Mid Cap Diversified Alpha ETF

Schedule of Investments

July 31, 2025 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Banking - 5.5%
Ameris Bancorp	927	$63,360
Associated Banc-Corp	2,223	54,997
Axos Financial, Inc.(a)	1,191	102,843
Banc of California, Inc.	4,669	67,794
Bancorp, Inc.(a)	295	18,632
Bank OZK	2,684	132,321
BankUnited, Inc.	2,572	93,801
Banner Corp.	360	22,347
Berkshire Hills Bancorp, Inc.	888	21,880
Brookline Bancorp, Inc.	10,666	110,073
Cadence Bank	1,346	46,908
Central Pacific Financial Corp.	2,728	72,728
Columbia Banking System, Inc.	2,164	51,503
Customers Bancorp, Inc.(a)	2,192	139,740
CVB Financial Corp.	756	14,130
Dime Community Bancshares, Inc.	1,231	34,111
East West Bancorp, Inc.	2,803	281,001
First BanCorp, Inc.	29,837	621,505
First Bancorp/Southern Pines NC	308	15,428
First Commonwealth Financial Corp.	2,501	41,292
First Financial Bancorp	842	20,410
First Horizon Corp.	15,113	329,615
Flagstar Financial, Inc.	6,975	78,748
Glacier Bancorp, Inc.	583	25,553
Hancock Whitney Corp.	609	36,369
Hanmi Financial Corp.	2,379	54,265
Heritage Financial Corp.	406	9,151
Hope Bancorp, Inc.	4,059	40,549
Independent Bank Corp.	650	41,308
National Bank Holdings Corp. - Class A	673	24,941
Northwest Bancshares, Inc.	1,523	17,819
OFG Bancorp	7,482	318,883
Pacific Premier Bancorp, Inc.	613	13,284
Pathward Financial, Inc.	4,985	376,991
Pinnacle Financial Partners, Inc.	1,083	95,185
Seacoast Banking Corp. of Florida	1,758	49,558
ServisFirst Bancshares, Inc.	773	60,796
Simmons First National Corp.	852	16,333
Stellar Bancorp, Inc.	314	9,272
Synovus Financial Corp.	2,186	103,267
Texas Capital Bancshares, Inc.(a)	1,574	132,169
Tompkins Financial Corp	330	21,344
Triumph Financial, Inc.(a)	336	19,058
TrustCo Bank Corp. NY	1,371	46,011
United Community Banks, Inc.(a)	3,617	110,318

The accompanying notes are an integral part of these financial statements.

Valley National Bancorp	16,008	$148,394
Veritex Holdings, Inc.	605	19,191
Webster Financial Corp.	2,006	115,646
Wintrust Financial Corp.	197	25,212
WSFS Financial Corp.	605	33,178
Zions Bancorp. NA	635	34,049
		4,433,261

Consumer Discretionary Products - 6.8%
Adient PLC(a)	10,863	232,903
American Axle & Manufacturing Holdings, Inc.(a)	6,190	27,545
American Woodmark Corp.(a)	662	34,828
Autoliv, Inc.	1,584	176,695
Cavco Industries, Inc.(a)	162	65,395
Century Communities, Inc.	296	16,662
Crocs, Inc.(a)	2,109	210,331
Dana, Inc.	17,456	277,900
Dorman Products, Inc.(a)	923	111,332
Gentex Corp.	12,080	319,154
Goodyear Tire & Rubber Co.(a)	4,475	46,003
Griffon Corp.	2,011	163,434
Hanesbrands, Inc.(a)	22,229	90,917
Harley-Davidson, Inc.	1,317	32,043
HNI Corp.	329	16,924
Interface, Inc.	13,675	281,978
Kontoor Brands, Inc.	4,099	228,150
LCI Industries	179	17,005
LGI Homes, Inc.(a)	337	17,952
M/I Homes, Inc.(a)	372	44,711
Mattel, Inc.(a)	15,170	258,042
Meritage Homes Corp.	1,648	110,976
MillerKnoll, Inc.	4,305	81,709
Newell Brands, Inc.	4,440	24,908
Oxford Industries, Inc.	336	12,828
PVH Corp.	7,030	516,143
Scotts Miracle-Gro Co.	6,856	429,597
Skechers USA, Inc. - Class A(a)	2,190	138,517
Tempur Sealy International, Inc.	1,848	133,758
Thor Industries, Inc.	252	22,929
Toll Brothers, Inc.	2,543	300,989
Under Armour, Inc. - Class A(a)	23,739	157,627
Visteon Corp.	2,411	267,983
Winnebago Industries, Inc.	522	15,514
Wolverine World Wide, Inc.	3,306	74,649
XPEL, Inc.(a)	432	14,122
YETI Holdings, Inc.(a)	15,957	586,260
		5,558,413

Consumer Discretionary Services - 3.7%
Adtalem Global Education, Inc.(a)	978	111,756
Bloomin’ Brands, Inc.	14,723	134,126

The accompanying notes are an integral part of these financial statements.

Brinker International, Inc.(a)	905	$142,628
Cheesecake Factory, Inc.	1,597	102,064
Cinemark Holdings, Inc.	1,055	28,348
Dave & Buster’s Entertainment, Inc.(a)	7,329	214,300
Graham Holdings Co. - Class B	176	167,936
Grand Canyon Education, Inc.(a)	809	136,422
Light & Wonder, Inc.(a)	1,047	100,847
Perdoceo Education Corp.	6,090	175,270
Planet Fitness, Inc. - Class A(a)	245	26,752
PROG Holdings, Inc.	9,613	306,078
Sabre Corp.(a)	7,945	24,073
Service Corp. International	2,181	166,432
Shake Shack, Inc. - Class A(a)	1,347	162,098
Strategic Education, Inc.	388	28,768
Stride, Inc.(a)	771	98,865
Texas Roadhouse, Inc. - Class A	368	68,128
Upbound Group, Inc.	12,528	258,515
Wendy’s Co.	8,541	84,129
Wingstop, Inc.	1,131	426,772
Wyndham Hotels & Resorts, Inc.	300	25,800
		2,990,107

Consumer Staple Products - 3.0%
B&G Foods, Inc.	1,860	7,626
BellRing Brands, Inc.(a)	8,094	441,771
Boston Beer Co., Inc. - Class A(a)	25	5,177
Cal-Maine Foods, Inc.(a)	6,295	699,626
Celsius Holdings, Inc.(a)	2,345	106,322
Central Garden & Pet Co. - Class A(a)	846	30,050
Coca-Cola Consolidated, Inc.	1,588	177,459
Darling Ingredients, Inc.(a)	3,567	115,500
elf Beauty, Inc.(a)	460	55,747
Ingredion, Inc.	3,137	412,641
Interparfums, Inc.	593	71,516
Marzetti Co.	444	78,925
MGP Ingredients, Inc.	851	24,066
Pilgrim’s Pride Corp.	3,449	163,448
Post Holdings, Inc.(a)	178	18,834
Quanex Building Products Corp.	1,645	32,045
TreeHouse Foods, Inc.(a)	359	6,900
Universal Corp.	409	22,278
		2,469,931

Financial Services - 7.2%
Affiliated Managers Group, Inc.	782	164,118
Apollo Commercial Real Estate Finance, Inc. - REIT	2,455	23,617
ARMOUR Residential REIT, Inc. - REIT	1,240	20,225
Bread Financial Holdings, Inc.	361	22,129
Ellington Financial, Inc. - REIT	1,064	13,502
Enova International, Inc.(a)	1,397	146,070
Essent Group Ltd.	10,358	579,945

The accompanying notes are an integral part of these financial statements.

Euronet Worldwide, Inc.(a)	63	$6,122
Evercore, Inc. - Class A	1,702	512,540
EVERTEC, Inc.	437	15,798
EZCORP, Inc. - Class A(a)	9,701	138,918
First American Financial Corp.	1,791	107,550
HA Sustainable Infrastructure Capital, Inc. - REIT	2,593	67,340
Hamilton Lane, Inc. - Class A	613	93,360
Interactive Brokers Group, Inc. - Class A	24,012	1,574,227
Janus Henderson Group PLC	4,770	206,541
Jefferies Financial Group, Inc.	15,077	869,340
KKR Real Estate Finance Trust, Inc. - REIT	2,806	25,366
Mr. Cooper Group, Inc.(a)	1,740	270,953
New York Mortgage Trust, Inc. - REIT	2,433	15,401
Payoneer Global, Inc.(a)	8,336	54,768
Ready Capital Corp. - REIT	4,282	18,027
Redwood Trust, Inc. - REIT	7,316	39,945
SEI Investments Co.	347	30,578
SLM Corp.	8,948	284,546
StepStone Group, Inc. - Class A	765	45,411
Stewart Information Services Corp.	381	24,738
StoneX Group, Inc.(a)	2,245	218,304
Two Harbors Investment Corp. - REIT	3,075	29,981
Virtus Investment Partners, Inc.	91	17,591
Walker & Dunlop, Inc.	1,181	88,587
Western Union Co.	5,767	46,424
WEX, Inc.(a)	193	32,748
		5,804,710

Health Care - 9.4%
Acadia Healthcare Co., Inc.(a)	5,474	119,169
AdaptHealth Corp.(a)	5,034	45,155
Addus HomeCare Corp(a)	363	38,761
Amphastar Pharmaceuticals, Inc.(a)	2,616	54,805
ANI Pharmaceuticals, Inc.(a)	906	57,395
Artivion, Inc.(a)	1,129	34,897
Astrana Health, Inc.(a)	2,218	52,921
BioLife Solutions, Inc.(a)	980	20,835
Catalyst Pharmaceuticals, Inc.(a)	2,516	53,666
Certara, Inc.(a)	1,876	18,460
Collegium Pharmaceutical, Inc.(a)	5,996	179,041
CONMED Corp.	797	40,767
CorVel Corp.(a)	650	57,590
DENTSPLY SIRONA, Inc.	4,479	64,095
Embecta Corp.	2,511	25,512
Encompass Health Corp.	1,167	128,498
Exelixis, Inc.(a)	22,388	810,893
Glaukos Corp.(a)	933	80,322
Globus Medical, Inc. - Class A(a)	1,191	62,682
Haemonetics Corp.(a)	903	66,858
Halozyme Therapeutics, Inc.(a)	5,729	343,568
HealthEquity, Inc.(a)	756	73,332

The accompanying notes are an integral part of these financial statements.

ICU Medical, Inc.(a)	468	$60,096
Inspire Medical Systems, Inc.(a)	2,106	262,281
Integer Holdings Corp.(a)	404	43,838
Jazz Pharmaceuticals PLC(a)	709	81,273
Lantheus Holdings, Inc.(a)	2,892	205,881
LeMaitre Vascular, Inc.	620	50,369
LivaNova PLC(a)	1,043	44,004
Masimo Corp.(a)	1,959	301,275
Medpace Holdings, Inc.(a)	761	325,099
Merit Medical Systems, Inc.(a)	1,226	104,038
NeoGenomics, Inc.(a)	6,881	33,304
Neurocrine Biosciences, Inc.(a)	1,136	145,669
Omnicell, Inc.(a)	3,627	112,473
Option Care Health, Inc.(a)	3,630	106,541
Pediatrix Medical Group, Inc.(a)	2,369	29,020
Penumbra, Inc.(a)	2,724	687,183
Premier, Inc. - Class A	7,022	150,833
Progyny, Inc.(a)	3,985	93,687
QuidelOrtho Corp.(a)	4,950	113,949
RadNet, Inc.(a)	1,546	84,613
Repligen Corp.(a)	1,879	219,975
Select Medical Holdings Corp.	8,702	128,703
STAAR Surgical Co.(a)	999	17,897
Tandem Diabetes Care, Inc.(a)	3,223	50,214
Tenet Healthcare Corp.(a)	6,359	1,025,580
TransMedics Group, Inc.(a)	2,159	256,856
U.S. Physical Therapy, Inc.	430	31,455
United Therapeutics Corp.(a)	1,535	421,665
Vericel Corp.(a)	1,137	39,727
		7,656,720

Industrial Products - 7.5%
AAR Corp(a)	276	20,620
Acuity Brands, Inc.	1,938	603,396
AeroVironment, Inc.(a)	675	180,657
AGCO Corp	103	12,151
Alamo Group, Inc.	434	96,600
Astec Industries, Inc.	407	16,142
ATI, Inc.(a)	1,692	130,182
AZZ, Inc.	576	63,072
Badger Meter, Inc.	901	170,073
Belden, Inc.	318	39,321
BWX Technologies, Inc.	1,377	209,208
Chart Industries, Inc.(a)	493	98,023
Cognex Corp.	5,815	237,077
Crane Co.	147	28,778
Curtiss-Wright Corp.	901	441,688
Enerpac Tool Group Corp.	358	13,787
Enpro, Inc.	306	64,997
Esab Corp.	341	45,752
ESCO Technologies, Inc.	1,424	275,829

The accompanying notes are an integral part of these financial statements.

Federal Signal Corp.	975	$123,406
Flowserve Corp.	1,687	94,539
Franklin Electric Co., Inc.	662	62,195
Gibraltar Industries, Inc.(a)	1,430	94,423
Graco, Inc.	1,451	121,855
Greenbrier Cos., Inc.	842	38,311
Hillenbrand, Inc.	1,122	23,237
Itron, Inc.(a)	2,320	288,933
ITT, Inc.	923	156,873
Lindsay Corp.	255	34,810
Littelfuse, Inc.	107	27,534
Mercury Systems, Inc.(a)	420	22,088
Middleby Corp.(a)	165	23,958
Moog, Inc. - Class A	324	62,720
Mueller Industries, Inc.	6,364	543,295
nVent Electric PLC	3,708	290,781
Oshkosh Corp.	586	74,147
OSI Systems, Inc.(a)	93	20,554
Proto Labs, Inc.(a)	470	20,266
Regal Rexnord Corp.	1,225	187,278
Sensata Technologies Holding PLC	936	28,791
SPX Technologies, Inc.(a)	562	102,503
Titan International, Inc.(a)	2,232	18,883
Toro Co.	3,486	258,835
Valmont Industries, Inc.	665	242,027
Vontier Corp.	672	27,868
Woodward, Inc.	1,450	372,766
		6,110,229

Industrial Services - 10.7%
ABM Industries, Inc.	2,770	127,780
AECOM	5,023	566,293
Alarm.com Holdings, Inc.(a)	955	52,172
AMN Healthcare Services, Inc.(a)	1,239	22,723
ArcBest Corp.	346	25,303
Arcosa, Inc.	1,389	119,287
Brady Corp. - Class A	1,239	87,436
Brink’s Co.	363	31,704
Clean Harbors, Inc.(a)	1,201	283,208
Comfort Systems USA, Inc.	932	655,476
CoreCivic, Inc. - REIT(a)	3,514	70,421
CSG Systems International, Inc.	777	48,531
Dycom Industries, Inc.(a)	2,824	759,119
EMCOR Group, Inc.	3,200	2,007,968
Enviri Corp.(a)	3,429	30,861
Everus Construction Group, Inc.(a)	3,345	248,400
Fluor Corp.(a)	11,924	676,925
Forward Air Corp. - Class A(a)	1,720	52,271
Frontdoor, Inc.(a)	5,677	332,105
GEO Group, Inc. - REIT(a)	2,660	68,947
Granite Construction, Inc.	643	60,744

The accompanying notes are an integral part of these financial statements.

H&R Block, Inc.	5,320	$289,089
Healthcare Services Group, Inc.(a)	1,134	14,753
Heidrick & Struggles International, Inc.	534	23,779
Insperity, Inc.	675	40,217
Installed Building Products, Inc.	437	88,401
Kirby Corp.(a)	293	27,926
Korn Ferry	1,842	130,543
MasTec, Inc.(a)	1,269	240,107
Matson, Inc.	526	56,166
MYR Group, Inc.(a)	632	122,292
Resideo Technologies, Inc.(a)	2,859	78,051
Ryder System, Inc.	678	120,487
Saia, Inc.(a)	133	40,198
SkyWest, Inc.(a)	1,397	161,996
Sterling Infrastructure, Inc.(a)	225	60,208
Tetra Tech, Inc.	1,685	61,907
TopBuild Corp.(a)	229	84,828
UniFirst Corp.(a)	300	51,309
Verra Mobility Corp.(a)	1,107	27,963
Watsco, Inc.	501	225,891
World Kinect Corp.	2,333	63,621
XPO, Inc.(a)	3,187	383,364
		8,720,770

Insurance - 6.1%
American Financial Group, Inc.	400	49,960
AMERISAFE, Inc.	516	23,107
Assured Guaranty Ltd.	7,940	671,565
CNO Financial Group, Inc.	2,381	87,716
Employers Holdings, Inc.	691	28,525
Genworth Financial, Inc. - Class A(a)	10,966	86,193
Goosehead Insurance, Inc. - Class A	141	12,818
Hanover Insurance Group, Inc.	175	30,035
HCI Group, Inc.	298	41,732
Horace Mann Educators Corp.	1,149	48,867
Jackson Financial, Inc.	3,576	313,115
Kemper Corp.	2,826	174,053
Kinsale Capital Group, Inc.	638	281,160
Mercury General Corp.	136	9,418
NMI Holdings, Inc.(a)	5,184	193,467
Old Republic International Corp.	11,564	418,270
Palomar Holdings, Inc.(a)	5,359	710,014
Primerica, Inc.	721	191,519
ProAssurance Corp.(a)	764	18,153
Reinsurance Group of America, Inc.	3,023	581,776
RenaissanceRe Holdings Ltd.	1,420	346,111
SiriusPoint Ltd.(a)	1,712	33,572
Trupanion, Inc.(a)	2,254	106,862
Unum Group	6,452	463,318
		4,921,326

The accompanying notes are an integral part of these financial statements.

Materials - 5.9%
Advanced Drainage Systems, Inc.	784	$89,964
AdvanSix, Inc.	1,023	20,583
Alcoa Corp.	1,004	30,090
Alpha Metallurgical Resources, Inc.(a)	100	11,807
Apogee Enterprises, Inc.	1,395	58,576
Avient Corp.	1,950	61,561
Axalta Coating Systems Ltd.(a)	1,295	36,674
Balchem Corp.	2,944	448,872
Boise Cascade Co.	1,590	133,258
Carlisle Cos, Inc.	1,851	656,568
Carpenter Technology Corp.	830	206,994
Century Aluminum Co.(a)	2,885	61,104
Commercial Metals Co.	645	33,450
Eagle Materials, Inc.	818	183,469
Hawkins, Inc.	232	37,881
HB Fuller Co.	724	40,689
Innospec, Inc.	168	13,423
Kaiser Aluminum Corp.	2,060	159,259
Koppers Holdings, Inc.	509	16,726
Louisiana-Pacific Corp.	2,245	202,970
Materion Corp.	3,560	374,868
Metallus, Inc.(a)	1,831	28,930
NewMarket Corp.	36	24,732
O-I Glass, Inc.(a)	1,645	21,401
Olin Corp.	1,576	29,849
Owens Corning	1,176	163,970
Peabody Energy Corp.	12,575	203,086
Reliance, Inc.	1,589	461,017
Royal Gold, Inc.	1,266	191,698
RPM International, Inc.	2,438	286,246
Sensient Technologies Corp.	828	92,976
Simpson Manufacturing Co., Inc.	626	112,323
Stepan Co.	252	12,794
SunCoke Energy, Inc.	3,784	27,964
Sylvamo Corp.	456	21,008
Trex Co., Inc.(a)	2,114	135,803
Warrior Met Coal, Inc.	369	18,959
WD-40 Co.	269	57,674
		4,769,216

Media - 1.0%
Angi, Inc.(a)	357	5,791
CarGurus, Inc. - Class A(a)	2,161	70,924
HealthStream, Inc.	1,666	43,583
New York Times Co. - Class A	6,850	355,447
QuinStreet, Inc.(a)	1,352	22,186
Scholastic Corp.	693	17,096
TripAdvisor, Inc. - Class A(a)	18,962	331,645
		846,672

The accompanying notes are an integral part of these financial statements.

Oil & Gas - 4.8%
Antero Midstream Corp.	13,247	$243,083
Antero Resources Corp.(a)	21,980	767,761
Archrock, Inc.	9,406	219,724
Bristow Group, Inc.(a)	3,131	108,239
CNX Resources Corp.(a)	13,525	409,943
Comstock Resources, Inc.(a)	3,801	67,924
Core Laboratories, Inc.	1,430	15,644
DNOW, Inc.(a)	1,279	19,901
DT Midstream, Inc.	8,396	862,521
Helix Energy Solutions Group, Inc.(a)	6,197	36,748
Helmerich & Payne, Inc.	1,998	32,388
HF Sinclair Corp.	811	35,635
Innovex International, Inc.(a)	1,147	18,834
Matador Resources Co.	610	30,427
Murphy Oil Corp.	4,106	101,870
Murphy USA, Inc.	892	323,332
Northern Oil & Gas, Inc.	704	19,825
Oceaneering International, Inc.(a)	2,312	50,170
Par Pacific Holdings, Inc.(a)	1,883	59,089
Patterson-UTI Energy, Inc.	13,420	79,312
PBF Energy, Inc. - Class A	385	8,701
ProPetro Holding Corp.(a)	6,430	34,465
Range Resources Corp.	2,869	105,350
RPC, Inc.	5,697	26,491
SM Energy Co.	3,397	93,723
Talos Energy, Inc.(a)	4,029	34,448
Vital Energy, Inc.(a)	1,931	36,090
Weatherford International PLC	777	43,939
		3,885,577

Real Estate - 5.9%
Acadia Realty Trust - REIT	772	14,452
American Assets Trust, Inc. - REIT	2,123	40,401
Armada Hoffler Properties, Inc. - Class A - REIT	5,861	40,031
Brandywine Realty Trust - REIT	11,665	46,660
Brixmor Property Group, Inc. - REIT	4,985	130,258
CareTrust REIT, Inc. - REIT(a)	14,997	476,905
Centerspace - REIT	252	13,716
COPT Defense Properties - REIT	578	15,768
Cousins Properties, Inc. - REIT	3,785	102,574
Cushman & Wakefield PLC(a)	46,523	567,115
DiamondRock Hospitality Co - REIT	2,375	18,335
Easterly Government Properties, Inc. - REIT	1,424	31,328
EPR Properties - REIT	1,528	84,101
Equity LifeStyle Properties, Inc. - REIT	1,187	71,125
eXp World Holdings, Inc.	3,176	34,237
First Industrial Realty Trust, Inc. - REIT	2,694	131,252
Getty Realty Corp. - REIT	1,155	32,097
Global Net Lease, Inc. - REIT	8,674	60,631
Healthcare Realty Trust, Inc. - REIT	2,285	35,098

The accompanying notes are an integral part of these financial statements.

Independence Realty Trust, Inc. - REIT	2,856	$47,895
Innovative Industrial Properties, Inc. - Class A - REIT	1,532	79,204
Jones Lang LaSalle, Inc.(a)	3,788	1,024,124
Kilroy Realty Corp. - REIT	2,855	105,235
Kite Realty Group Trust - REIT	1,071	23,541
Lamar Advertising Co. - Class A - REIT	540	66,015
LXP Industrial Trust - REIT	2,670	20,719
National Storage Affiliates Trust - REIT	1,802	53,087
NexPoint Residential Trust, Inc. - REIT	1,537	47,924
Omega Healthcare Investors, Inc. - REIT	12,674	493,019
Outfront Media, Inc. - REIT	2,459	43,106
Park Hotels & Resorts, Inc. - REIT	9,490	101,163
PotlatchDeltic Corp. - REIT	1,430	58,473
Rexford Industrial Realty, Inc. - REIT	1,979	72,293
Sabra Health Care REIT, Inc. - REIT	7,942	143,194
Safehold, Inc. - REIT	2,065	28,889
SITE Centers Corp. - REIT	7,669	82,595
SL Green Realty Corp - Class Common Stock - REIT	779	44,598
St. Joe Co.	514	25,957
Summit Hotel Properties, Inc. - REIT	4,664	24,346
Tanger, Inc. - REIT	1,346	40,407
Uniti Group, Inc. - REIT	17,210	91,557
Universal Health Realty Income Trust - REIT	217	8,417
Vornado Realty Trust - REIT	3,450	132,549
		4,804,391

Renewable Energy - 0.1%
EnerSys	644	59,486
REX American Resources Corp.(a)	420	21,958
		81,444

Retail & Wholesale - Discretionary - 4.9%
Abercrombie & Fitch Co.(a)	1,900	182,438
Academy Sports & Outdoors, Inc.	847	43,019
American Eagle Outfitters, Inc.	8,598	92,858
Asbury Automotive Group, Inc.(a)	38	8,441
AutoNation, Inc.(a)	473	91,119
Avis Budget Group, Inc.(a)	901	153,386
Bath & Body Works, Inc.	4,963	143,728
Boot Barn Holdings, Inc.(a)	676	116,204
Buckle, Inc.	3,237	159,811
Burlington Stores, Inc.(a)	592	161,592
Dick’s Sporting Goods, Inc.	3,216	680,216
ePlus, Inc.	252	16,325
Ethan Allen Interiors, Inc.	962	28,639
FirstCash Holdings, Inc.	701	93,436
Foot Locker, Inc.(a)	1,721	43,094
GameStop Corp. - Class A(a)	5,786	129,896
Gap, Inc.	9,039	175,899
G-III Apparel Group Ltd.(a)	1,456	34,362
GMS, Inc.(a)	926	101,527

The accompanying notes are an integral part of these financial statements.

Group 1 Automotive, Inc.	193	$79,545
Hertz Global Holdings, Inc.(a)	21,491	137,757
La-Z-Boy, Inc.	2,009	72,264
Liquidity Services, Inc.(a)	3,275	78,207
Lithia Motors, Inc.	499	143,712
Macy’s, Inc.	7,072	89,319
National Vision Holdings, Inc.(a)	1,989	48,253
OPENLANE, Inc.(a)	6,217	153,187
Patrick Industries, Inc.	285	27,713
RH(a)	492	101,165
Sally Beauty Holdings, Inc.(a)	1,160	11,298
Signet Jewelers Ltd.	5,788	457,831
Urban Outfitters, Inc.(a)	1,205	90,712
Valvoline, Inc.(a)	210	7,403
Victoria’s Secret & Co.(a)	744	13,987
		3,968,343

Retail & Wholesale - Staples - 3.0%
Andersons, Inc.	431	15,482
BJ’s Wholesale Club Holdings, Inc.(a)	3,753	397,443
Casey’s General Stores, Inc.	600	312,078
Five Below, Inc.(a)	1,572	214,609
Grocery Outlet Holding Corp(a)	17,987	236,889
Hims & Hers Health, Inc. - Class A(a)	760	50,297
Ollie’s Bargain Outlet Holdings, Inc.(a)	852	116,409
PriceSmart, Inc.	238	25,585
Sprouts Farmers Market, Inc.(a)	6,606	1,001,073
United Natural Foods, Inc.(a)	1,718	47,485
		2,417,350

Software & Tech Services - 6.5%
ACI Worldwide, Inc.(a)	712	30,303
Adeia, Inc.	20,797	269,321
Agilysys, Inc., ADR(a)	4,250	484,840
BILL Holdings, Inc.(a)	3,522	150,918
Blackbaud, Inc.(a)	733	49,419
Box, Inc. - Class A(a)	727	23,337
CACI International, Inc. - Class A(a)	192	88,429
Commvault Systems, Inc.(a)	1,848	351,027
Concentrix Corp.	588	30,558
Digi International, Inc.(a)	523	17,055
DoubleVerify Holdings, Inc.(a)	10,778	165,119
Doximity, Inc. - Class A(a)	3,688	216,670
Dropbox, Inc. - Class A(a)	14,000	380,380
Duolingo, Inc. - Class A(a)	771	267,190
Insight Enterprises, Inc.(a)	858	101,741
KBR, Inc.	13,135	613,930
Kyndryl Holdings, Inc.(a)	8,036	303,520
LiveRamp Holdings, Inc.(a)	1,854	60,848
Manhattan Associates, Inc.(a)	2,332	512,247
Maximus, Inc.	5,088	375,800

The accompanying notes are an integral part of these financial statements.

Paylocity Holding Corp.(a)	594	$109,819
Progress Software Corp.	2,199	105,728
Qualys, Inc.(a)	245	32,602
Science Applications International Corp.	4,718	525,963
SPS Commerce, Inc.(a)	357	38,865
		5,305,629

Tech Hardware & Semiconductors - 6.2%
Arlo Technologies, Inc.(a)	1,205	19,521
Ciena Corp.(a)	7,201	668,541
Cirrus Logic, Inc.(a)	768	77,345
Coherent Corp.(a)	3,978	428,033
Crane NXT Co.	1,783	105,803
Extreme Networks, Inc.(a)	6,554	115,744
Harmonic, Inc.(a)	28,370	241,429
InterDigital, Inc.	2,538	655,312
Lattice Semiconductor Corp.(a)	942	46,940
Lumentum Holdings, Inc.(a)	1,895	208,602
NCR Voyix Corp.(a)	1,598	21,765
Pitney Bowes, Inc.	7,099	80,645
Pure Storage, Inc. - Class A(a)	3,193	190,047
Rambus, Inc.(a)	1,917	141,724
Sanmina Corp.(a)	1,345	156,074
Semtech Corp.(a)	442	22,586
Silicon Laboratories, Inc.(a)	1,157	152,458
SiTime Corp.(a)	1,338	271,413
Sonos, Inc.(a)	3,030	32,754
Synaptics, Inc.(a)	449	28,152
TD SYNNEX Corp.	1,249	180,343
TTM Technologies, Inc.(a)	2,888	136,458
Universal Display Corp.	5,799	837,375
Viasat, Inc.(a)	13,177	216,498
Vicor Corp.(a)	402	17,865
		5,053,427

Telecommunications - 0.7%
Cogent Communications Holdings, Inc.	1,279	58,310
Frontier Communications Parent, Inc.(a)	1,559	57,278
Gogo, Inc.(a)	1,732	27,469
Iridium Communications, Inc.	3,660	89,524
Lumen Technologies, Inc.(a)	30,470	135,591
Telephone and Data Systems, Inc.	5,034	196,527
		564,699

Utilities - 0.7%
Northwest Natural Holding Co.	460	18,363
ONE Gas, Inc.	2,121	154,197
Otter Trail Corp.	2,325	179,443
Southwest Gas Holdings, Inc.	544	42,508
Spire, Inc.	1,331	99,120

The accompanying notes are an integral part of these financial statements.

UGI Corp.	1,824	$65,992
		559,623

TOTAL COMMON STOCKS (Cost $75,776,722)		80,921,838

MONEY MARKET FUND - 0.4%	Shares	Value
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 4.214%(b)	289,217	289,217

TOTAL MONEY MARKET FUND (Cost $289,217)		289,217

TOTAL INVESTMENTS - 100.0% (Cost $76,065,939)		$81,211,055
Other Assets in Excess of Liabilities - 0.0%(c)		24,101
TOTAL NET ASSETS - 100.0%		$81,235,156

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

(c)	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

July 31, 2025 (Unaudited)

	Intech S&P Large Cap Diversified Alpha ETF	Intech S&P Small-Mid Cap Diversified Alpha ETF
ASSETS:
Investments, at value (cost $86,483,084 and $76,065,939) (Note 2)	$98,901,440	$81,211,055
Dividends receivable	32,497	15,677
Interest receivable	1,537	1,119
Dividend tax reclaim receivable	419	—
Receivable for investments sold	—	2,871
Receivable for fund shares sold	—	2,148,710
Total assets	98,935,893	83,379,432

LIABILITIES:
Payable to adviser (Note 5)	20,250	23,123
Payable for investments purchased	—	1,041,328
Payable to custodian	—	1,079,825
Total liabilities	20,250	2,144,276
NET ASSETS	$98,915,643	$81,235,156

NET ASSETS CONSISTS OF:
Paid-in capital	$85,700,328	$74,837,745
Total distributable earnings/(accumulated losses)	13,215,315	6,397,411
Total Net Assets	$98,915,643	$81,235,156

Net assets	$98,915,643	$81,235,156
Shares issued and outstanding(a)	4,571,944	3,800,000
Net asset value per share	$21.64	$21.38

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Period Ended July 31, 2025 (Unaudited)

	Intech S&P Large Cap Diversified Alpha ETF(a)	Intech S&P Small-Mid Cap Diversified Alpha ETF(b)
INVESTMENT INCOME:
Dividend income	$346,306	$363,301
Less: Dividend withholding taxes	—	(1,411)
Less: Issuance fees	—	(11)
Interest income	5,298	4,249
Total investment income	351,604	366,128

EXPENSES:
Investment advisory fee (Note 5)	79,476	89,331
Total expenses	79,476	89,331
NET INVESTMENT INCOME (LOSS)	272,128	276,797

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments(c)	(1,025,020)	(804,662)
Redemptions-in-kind	1,549,851	1,780,165
Net realized gain (loss)	524,831	975,498
Net change in unrealized appreciation (depreciation) on:
Investments	7,384,122	5,145,116
Net change in unrealized appreciation (depreciation)	7,384,122	5,145,116
Net realized and unrealized gain (loss)	7,908,953	6,120,614
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,181,081	$6,397,411

(a)	Effective February 27, 2025, the Intech U.S. Enhanced Plus Fund LLC reorganized into the Intech S&P Large Cap Diversified Alpha ETF. (See Note 3 in Notes to Financial Statements)

(b)	Inception date for the Fund was February 27, 2025.

(c)	Includes realized gain (loss) as a result on in-kind redemptions. (See Note 7 in Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (Unaudited)

	Intech S&P Large Cap Diversified Alpha ETF(a)	Intech S&P Small-Mid Cap Diversified Alpha ETF(b)
	Period Ended July 31, 2025 (Unaudited)	Period Ended July 31, 2025 (Unaudited)
OPERATIONS:
Net investment income (loss)	$272,128	$276,797
Net realized gain (loss)	524,831	975,498
Net change in unrealized appreciation (depreciation)	7,384,122	5,145,116
Net increase (decrease) in net assets resulting from operations	8,181,081	6,397,411

CAPITAL TRANSACTIONS:
Subscriptions	98,091,087	83,229,465
Redemptions	(7,356,525)	(8,391,720)
Net increase (decrease) in net assets from capital transactions	90,734,562	74,837,745

NET INCREASE (DECREASE) IN NET ASSETS	98,915,643	81,235,156

NET ASSETS:
Beginning of the period	—	—
End of the period	$98,915,643	$81,235,156

SHARES TRANSACTIONS
Subscriptions	4,921,944	4,200,000
Redemptions	(350,000)	(400,000)
Total increase (decrease) in shares outstanding	4,571,944	3,800,000

(a)	Effective February 27, 2025, the Intech U.S. Enhanced Plus Fund LLC reorganized into the Intech S&P Large Cap Diversified Alpha ETF. (See Note 3 in Notes to Financial Statements)

(b)	Inception date for the Fund was February 27, 2025.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the period presented

Intech S&P Large Cap Diversified Alpha ETF
Period Ended July 31, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.07
Net realized and unrealized gain (loss)(c)	1.57
Total from investment operations	1.64

CAPITAL TRANSACTIONS:
Net asset value, end of period	$21.64

TOTAL RETURN(d)	8.20%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$98,916
Ratio of expenses to average net assets(e)	0.25%
Ratio of net investment income to average net assets(f)	0.86%
Portfolio turnover rate(d)(f)	43%

(a)	Effective February 27, 2025, the Intech U.S. Enhanced Plus Fund LLC reorganized into the Intech S&P Large Cap Diversified Alpha ETF. (See Note 3 in Notes to Financial Statements)

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the period presented

Intech S&P Small-Mid Cap Diversified Alpha ETF
Period Ended July 31, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.09
Net realized and unrealized gain (loss)(c)	1.29
Total from investment operations	1.38

Net asset value, end of period	$21.38

TOTAL RETURN(d)	6.90%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$81,235
Ratio of expenses to average net assets(e)	0.35%
Ratio of net investment income to average net assets(e)	1.09%
Portfolio turnover rate(d)(f)	61%

(a)	Inception date for the Fund was February 27, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

July 31, 2025 (Unaudited)

NOTE 1 - ORGANIZATION

The Intech S&P Large Cap Diversified Alpha ETF (the “Large Cap ETF”) and the Intech S&P Small-Mid Cap Diversified Alpha ETF(the “Small-Mid Cap ETF”), (each, a “Fund,” and collectively, the “Funds”) are each a diversified series of shares of beneficial interest of Tidal Trust III (the “Trust”). The Trust was organized as a Delaware statutory trust on May 19, 2016 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open -end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and Intech Investment Management LLC (the “Sub-Adviser”) serves as sub-adviser. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” Both Funds commenced operations on February 27, 2025.

The investment objective for both Funds is seek long-term capital appreciation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the- counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Notes to Financial Statements

July 31, 2025 (Unaudited)

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of July 31, 2025:

Large Cap ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$98,536,630	$—	$—	$98,536,630
Money Market Funds	364,810	—	—	364,810
Total Investments	$98,901,440	$—	$—	$98,901,440

Small-Mid Cap ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$80,921,838	$—	$—	$80,921,838
Money Market Funds	289,217	—	—	289,217
Total Investments	$81,211,055	$—	$—	$81,211,055

Refer to the Schedules of Investments for further disaggregation of investment categories.

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

Notes to Financial Statements

July 31, 2025 (Unaudited)

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of July 31, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Funds are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for the Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Notes to Financial Statements

July 31, 2025 (Unaudited)

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 - REORGANIZATION APPROVAL

At a meeting held on February 24, 2025, the Board discussed the reorganization between the Trust, on behalf of the Intech S&P Large Cap Diversified Alpha ETF and Intech U.S. Enhanced Plus Fund LLC (the “Predecessor Account”).

The reorganization provided for the transfer of all the assets of the Predecessor Account to the Intech S&P Large Cap Diversified Alpha ETF (the “Acquiring Fund”). For financial reporting purposes, assets received, and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Account was carried forward to align ongoing reporting of the Acquiring Fund realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Acquiring Fund was created to carry out the reorganization and have substantially similar investment objectives and substantially similar principal investment strategies as the Predecessor Account. Costs incurred by the Fund in connection with the reorganization were paid by the Sub-Adviser. The reorganization of the Intech S&P Large Cap Diversified Alpha ETF was effective after the close of business on February 27, 2025.

The following table illustrates the specifics of the reorganization of the RGEF Predecessor Accounts into the Intech S&P Large Cap Diversified Alpha ETF:

Predecessor Accounts	Shares Issued to Limited Partners of Predecessor Accounts	Predecessor Accounts Cost	Predecessor Accounts Market Value	Unrealized Appreciation (Depreciation) of Predecessor Accounts	Tax Status of Transfer
Intech U.S. Enhanced Plus Fund LLC	1,995,601	$12,404,663	$17,438,897	$5,034,234	Non-taxable

NOTE 4 - PRINCIPAL INVESTMENT RISKS

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in a Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which a Fund invests.

Notes to Financial Statements

July 31, 2025 (Unaudited)

Index Concentration Risk. To the extent that an Index becomes concentrated in a few large issuers, a Fund may be unable to achieve similar weights in these positions due to a Fund’s status as a diversified Fund. This could impact a Fund’s ability to achieve its investment objective.

Market Capitalization Risk.

Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole. Some medium capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Funds are subject to the above principal risks, as well as other principal risks which may adversely affect each Fund’s NAV, trading price, yield, total return and/or ability to meet their objectives. For more information about the risks of investing in the Funds, see the section in each Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 5 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to -day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker -dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
Intech S&P Large Cap Diversified Alpha ETF	0.25%
Intech S&P Small-Mid Cap Diversified Alpha ETF	0.35%

Notes to Financial Statements

July 31, 2025 (Unaudited)

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the period ended July 31, 2025 are disclosed in the Statements of Operations.

The Sub-Adviser serves as investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub- Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Funds’ portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.04% of the Funds’ average daily net assets. The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Funds, except for Excluded Expenses. For assuming the payment obligation, the Adviser has agreed to pay to the Sub -Adviser the profits, if any, generated by the Funds’ Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. Tidal prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ fund accountant and transfer agent. In those capacities, Fund Services performs various accounting services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b- 1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Notes to Financial Statements

July 31, 2025 (Unaudited)

NOTE 6 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Adviser, which serves as the Chief Operating Decision Maker (“CODM”). The Adviser is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 7 - PURCHASES AND SALES OF SECURITIES

For the period ended July 31, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
Intech S&P Large Cap Diversified Alpha ETF	$32,117,543	$30,797,125
Intech S&P Small-Mid Cap Diversified Alpha ETF	$34,392,535	$33,917,999

For the period ended, there were no purchases or sales of long-term U.S. government securities.

For the period ended, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
Intech S&P Large Cap Diversified Alpha ETF	$78,304,740	$6,414,643
Intech S&P Small-Mid Cap Diversified Alpha ETF	$81,778,330	$7,448,651

NOTE 8 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at the fiscal year-end; accordingly, tax basis balances have not been determined for the period ended July 31, 2025. Differences between the tax cost of investments and the cost noted in the Schedules of Investments will be determined at fiscal year-end. The Funds did not have any distributions for the period ended July 31, 2025.

Notes to Financial Statements

July 31, 2025 (Unaudited)

NOTE 9 - SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV, generally in large blocks of shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which have no front- end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee is $500 for the Intech S&P Large Cap Diversified Alpha ETF and $750 for the Intech S&P Small-Mid Cap Diversified Alpha ETF, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 10 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 11 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

In connection with the reorganization on February 27, 2025, the Tidal Trust III Audit Committee approved the decision to appoint Tait, Weller & Baker as the Intech S&P Large cap Diversified Alpha ETF’s independent registered public accounting firm.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

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Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on February 24, 2025, the Board of Trustees (the “Board”) of Tidal Trust III (the “Trust”) considered the approval of:

●	the Investment Advisory Agreement (each, an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of Intech S&P Large Cap Diversified Alpha ETF and Intech S&P Small-Mid Cap Diversified Alpha ETF (each an “Intech ETF” and together, the “Intech ETFs”);

●	an Investment Sub-Advisory Agreement (a “Sub-Advisory Agreement and together with the Advisory Agreements, the “Agreements”) between the Adviser and Intech Investment Management LLC (“Intech”) with respect to the Intech ETFs;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. It was noted that in accordance with the SEC’s temporary exemptive relief for in-person approvals, these approvals shall be ratified at the next in-person Board meeting.

In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and each Sub-Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser and Sub-Advisers; (ii) the costs of the services to be provided and the profits to be realized by the Adviser and Sub-Advisers from services to be provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser or Sub-Advisers and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on February 24, 2025. Among other things, each of the Adviser and Sub-Advisers provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Advisers’ operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

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The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement and Sub-Advisory Agreements. In considering the nature, extent and quality of the services to be provided by the Adviser and Sub-Advisers; the Board reviewed the Adviser’s and Sub-Advisers’ compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser and Sub-Advisers working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser and Sub-Advisers, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser and Sub Sub-Advisers based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Funds had not yet commenced operations and that therefore there was no prior performance to review. With respect to the Intech ETFs, the Board did review similarly managed account performance.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of each Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds.

The Board noted that because the Funds are new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

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The Board also reviewed the proposed sub-advisory fee paid to each Sub-Adviser for their services. The Board considered each of these fees in light of the services being provided. The Board determined that the proposed fees reflected an appropriate allocation of the advisory fee paid to the Adviser and each Sub-Adviser given the work performed by each firm. The Board also considered that each Fund had one or more sponsors, who had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the respective sponsor out of its profits. The Board concluded that the proposed fees for each Fund were reasonable in light of the services rendered.

The Board also considered that the sub-advisory fees paid to the Sub-Advisers is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub-Advisers. For these reasons, the Trustees determined that the profitability to the Sub-Advisers from respective relationships with the respective Funds was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreements. The Board considered that, because these fees are paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement and Sub-Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Advisers will provide to each Fund; and (c) agreed to approve the Agreement for an initial term of two years.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

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Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust III

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	October 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	October 3, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	October 3, 2025

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